united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive , Suite 450,Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

Stephanie Shearer, Gemini Fund Services, LLC.

4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022-3474

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 9/30

Date of reporting period: 3/31/21

Item 1. Reports to Stockholders.

Grant Park Multi Alternative Strategies Fund
Class A shares: GPAAX	Class C shares: GPACX	Class I shares: GPAIX
Class N shares: GPANX

Semi-Annual Report

March 31, 2021

Distributed by Northern Lights Distributors, LLC

Member FINRA/SIPC

This report is authorized for distribution only to shareholders and to others who have received a copy of the Prospectus.

Grant Park Multi Alternative Strategies Fund
PORTFOLIO REVIEW (Unaudited)
March 31, 2021

The Fund’s performance figures* for the periods ended March 31, 2021, as compared to its benchmarks:

				Inception -
			Annualized	March 31, 2021 **
	Six Months	One Year	Five Year	(Annualized)
Grant Park Multi Alternative Strategies Fund - Class A	7.51%	9.22%	4.61%	5.27%
Grant Park Multi Alternative Strategies Fund - Class A with load	1.35%	2.96%	3.37%	4.42%
Grant Park Multi Alternative Strategies Fund - Class C	7.05%	8.40%	3.83%	4.50%
Grant Park Multi Alternative Strategies Fund - Class I	7.55%	9.44%	4.87%	5.55%
Grant Park Multi Alternative Strategies Fund - Class N	7.50%	9.31%	4.62%	5.31%
Bloomberg Barclays 1-3 Year U.S. Treasury Bond Index ***	(0.01)%	0.34%	1.72%	1.47%
Bloomberg Barclays U.S. Government/Corporate Long Bond Index ****	(9.23)%	(2.69)%	5.45%	6.87%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than one year are annualized. The Fund’s total annual operating expenses are 1.83% for Class A shares, 2.57% for Class C shares, 1.57% for Class I shares, and 1.82% for Class N shares per the Fund’s Prospectus dated January 28, 2021. Class A Shares are subject to a maximum deferred sales charge of 1.00%. Redemptions made within 60 days of purchase of any share class may be assessed a redemption fee of 1.00%. The Fund’s advisor has agreed to waive and/or reimburse certain expenses of the Fund. Absent this agreement, the performance shown would have been lower. For performance information current to the most recent month-end, please call toll-free 1-855-501-4758.

**	Inception date is December 31, 2013.

***	The Bloomberg Barclays 1-3 Year U.S. Treasury Bond Index measures the performance of U.S. Treasury securities that have a remaining maturity of at least one year and less than three years. Investors can not invest directly in an index.

****	The Bloomberg Barclays U.S. Government/Corporate Long Bond Index measures the performance of all medium and larger public issues of U.S. Treasury, agency, investment-grade corporate bonds with maturities longer than 10 years. Investors can not invest directly in an index.

Portfolio Composition as of March 31, 2021

Holdings by type of investment	% of Net Assets at Value
Bonds & Notes	66.0%
Short-Term Investment	23.6%
Exchange Traded Funds	4.8%
Other Assets Less Liabilities - Net	5.6%
100.0%

Please refer to the Consolidated Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Derivative exposure is included in Other Assets Less Liabilities - Net.

Grant Park Multi Alternative Strategies Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2021

Shares				Fair Value
	EXCHANGE TRADED FUNDS - 4.8%
	EQUITY FUNDS - 3.6%
4,393	iShares Core S&P 500 ETF			$1,747,623
11,440	iShares MSCI ACWI ETF			1,088,516
19,078	iShares MSCI ACWI ex US ETF			1,052,724
13,478	iShares MSCI EAFE ETF			1,022,576
15,197	iShares MSCI EAFE Small-Cap ETF			1,091,753
21,207	iShares MSCI Emerging Markets ETF			1,131,181
7,933	iShares Russell 1000 ETF			1,775,643
8,808	iShares Russell 2000 ETF			1,946,040
24,234	iShares Russell Mid-Cap ETF			1,791,620
14,664	iShares U.S. Real Estate ETF			1,348,208
				13,995,884
	DEBT FUNDS - 1.2%
60,000	Vanguard Short-Term Corporate Bond ETF			4,950,000

	TOTAL EXCHANGE TRADED FUNDS (Cost - $14,858,569)			18,945,884

		Coupon Rate
Par Value		(%)	Maturity
	BONDS & NOTES - 66.0%
	BANKING - 2.6%
$5,000,000	Bank of Montreal	2.900	3/26/2022	5,130,141
5,000,000	Wells Fargo & Company	3.500	3/8/2022	5,150,592
				10,280,733
	COMPUTERS - 2.6%
5,000,000	Apple, Inc.	2.850	5/6/2021	5,011,503
5,000,000	Apple, Inc.	2.100	9/12/2022	5,131,004
				10,142,507
	ENTERTAINMENT CONTENT - 1.5%
5,600,000	TWDC Enterprises 18 Corporation	2.450	3/4/2022	5,713,834

	INSURANCE - 2.6%
5,000,000	Metropolitan Life Global Funding - 144A	0.900	6/8/2023	5,044,926
5,000,000	New York Life Global Funding - 144A	2.300	6/10/2022	5,118,178
				10,163,104
	MULTI-NATIONAL - 1.0%
4,000,000	European Investment Bank	2.875	12/15/2021	4,077,425

	PHARMACEUTICALS - 1.3%
5,000,000	Pfizer, Inc.	2.800	3/11/2022	5,121,513

	OIL & GAS PRODUCERS - 1.3%
5,000,000	Shell International Finance	2.000	11/7/2024	5,231,626

	SOFTWARE - 6.1%
13,000,000	Microsoft Corp.	1.550	8/8/2021	13,047,996
5,000,000	Microsoft Corp.	2.375	5/1/2023	5,190,907
5,000,000	Microsoft Corp.	3.125	11/3/2025	5,460,736
				23,699,639

See accompanying notes to consolidated financial statements.

Grant Park Multi Alternative Strategies Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2021

		Coupon Rate
Par Value		(%)	Maturity	Fair Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 45.7%
$4,000,000	Federal Farm Credit Banks Funding Corp	1.600	1/21/2022	$4,048,537
5,000,000	Federal Farm Credit Banks Funding Corp	1.625	8/22/2022	5,103,239
10,000,000	Federal Farm Credit Banks Funding Corp	0.200	2/16/2024	9,951,367
10,000,000	Federal Farm Credit Banks Funding Corp	0.320	12/23/2024	9,913,207
14,000,000	Federal Home Loan Banks	2.250	6/11/2021	14,059,750
5,000,000	Federal Home Loan Banks	2.625	12/10/2021	5,088,637
5,000,000	Federal Home Loan Banks	1.625	12/20/2021	5,055,560
10,000,000	Federal Home Loan Banks	2.250	3/11/2022	10,202,638
10,000,000	Federal Home Loan Banks **	0.300	1/28/2028	9,897,361
10,000,000	Federal Home Loan Banks **	0.400	2/24/2028	9,845,676
14,750,000	Federal Home Loan Banks **	0.300	2/25/2028	14,602,075
10,000,000	Federal Home Loan Mortgage Corp	0.400	6/2/2023	10,003,572
5,000,000	Federal Home Loan Mortgage Corp	0.420	6/16/2023	5,002,399
7,000,000	Federal Home Loan Mortgage Corp	0.270	9/14/2023	7,000,692
5,000,000	Federal Home Loan Mortgage Corp	0.650	4/30/2024	5,000,953
5,000,000	Federal Home Loan Mortgage Corp	0.850	4/29/2025	4,981,173
10,000,000	Federal Home Loan Mortgage Corp	0.700	8/19/2026	9,728,953
4,000,000	Federal National Mortgage Association	2.000	1/5/2022	4,057,752
6,000,000	Federal National Mortgage Association	0.550	8/25/2025	5,920,983
5,000,000	Federal National Mortgage Association	0.750	1/20/2026	4,948,028
13,000,000	Federal National Mortgage Association	0.850	6/30/2026	12,877,105
3,963,448	Government National Mortgage Association	2.500	12/20/2049	4,169,827
7,000,000	United States Department of Housing and Urban Development	2.800	8/1/2023	7,400,712
				178,860,196
	TELECOMMUNICATIONS - 1.3%
5,000,000	Cisco Systems, Inc.	1.850	9/20/2021	5,032,507

	TOTAL BONDS & NOTES (Cost - $258,518,206)			258,323,084

Shares
	SHORT-TERM INVESTMENT - 23.6%
	MONEY MARKET FUND - 23.6%
92,192,787	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, to yield 0.03% *			92,192,787
	TOTAL SHORT-TERM INVESTMENT - (Cost - $92,192,787)

	TOTAL INVESTMENTS - 94.4% (Cost - $365,569,562)			$369,461,755
	OTHER ASSETS LESS LIABILITIES - NET - 5.6%			22,032,192
	NET ASSETS - 100.0%			$391,493,947

*	Money Market Fund; Interest rate reflects seven-day effective yield on March 31, 2021. A portion represents positions held in GPMAS Fund Limited.

**	STEP coupon bond

ETF	Exchange Traded Fund

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. At March 31, 2021, 144A securities amounted to $10,163,104 or 2.6% of net assets.

See accompanying notes to consolidated financial statements.

Grant Park Multi Alternative Strategies Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2021

LONG FUTURES CONTRACTS

Long				Unrealized Appreciation/
Contracts	Description	Expiration	Notional Value ^	(Depreciation)
313	CBOT Corn Future +	May 2021	8,830,513	$266,050
68	CBOT Oats Future +	May 2021	1,287,750	50,500
24	CBOT Rough Rice Future +	July 2021	645,120	290
18	CBOT Soybean Future +	July 2021	1,284,975	14,775
51	CBOT Soybean Oil Future +	May 2021	1,619,352	93,936
97	CBOT US Long Bond Future	June 2021	14,995,618	(546,257)
4	CBOT Wheat Future +	May 2021	123,600	(52,187)
120	CME Australian Dollar Currency Future	June 2021	9,121,800	(79,105)
212	CME British Pound Currency Future	June 2021	18,259,825	(47,425)
329	CME Canadian Dollar Currency Future	June 2021	26,178,530	184,722
15	CME E-Mini NASDAQ 100 Index Future	June 2021	3,926,940	134,917
128	CME E-Mini Standard & Poor’s 500 Index Future	June 2021	25,391,360	896,340
35	CME E-Mini Standard & Poor’s MidCap 400 Index	June 2021	9,118,550	203,510
40	CME Feeder Cattle Future +	May 2021	2,988,000	(25,987)
64	CME Lean Hogs Future +	June 2021	2,695,680	215,510
10	CME Live Cattle Future +	June 2021	491,600	3,010
337	CME Mexican Peso Currency Future	June 2021	8,178,990	197,855
56	CME New Zealand Dollar Currency Future	June 2021	3,910,480	(84,650)
9	CME Random Length Lumber Future CME +	May 2021	999,009	109,879
49	COMEX Gold 100 Troy Ounces Future +	June 2021	8,406,440	(42,030)
49	Eurex DAX Index Future	June 2021	21,637,905	691,710
136	FTSE 100 Index Future	June 2021	12,533,365	8,643
90	HKG Hang Seng Index Future	April 2021	16,389,841	287,957
20	ICE Brent Crude Oil Future +	June 2021	1,254,800	(108,800)
146	ICE US MSCI Emerging Markets EM Index Futures	June 2021	9,654,250	(81,950)
51	LME Copper Future +	June 2021	11,204,381	(171,094)
209	LME Primary Aluminum Future +	June 2021	11,540,719	367,994
94	LME Nickel Future +	June 2021	9,058,404	(1,954,698)
127	LME Zinc Future +	June 2021	8,943,181	(157,594)
10	NYBOT CSC Coffee Future +	May 2021	463,125	(231,862)
20	NYMEX Light Sweet Crude Oil Future +	May 2021	1,183,200	(99,680)
9	NYMEX Palladium Future +	June 2021	2,357,910	91,510
43	NYMEX Platinum Future +	July 2021	2,561,725	15,225
17	NYMEX Reformulated Gasoline Blendstock for Oxygen +	May 2021	1,399,226	(96,814)
211	SGX Nikkei 225 Stock Index Future	June 2021	27,897,828	237,157
	Net Unrealized Appreciation from Open Long Futures Contracts			$291,357

See accompanying notes to consolidated financial statements.

Grant Park Multi Alternative Strategies Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2021

SHORT FUTURES CONTRACTS

Short				Unrealized Appreciation/
Contracts	Description	Expiration	Notional Value ^	(Depreciation)
864	3 Month Euro Euribor Future	December 2022	$255,146,995	$(34,721)
1,111	3 Month Euroswiss Future	March 2022	297,213,012	(57,337)
347	90 Day Sterling Future	December 2022	59,620,091	22,556
37	CBOT 10 Year US Treasury Note	June 2021	4,844,706	82,669
286	CBOT 5 Year US Treasury Note	June 2021	35,291,828	267,727
51	CBOT Soybean Meal Future +	July 2021	2,166,480	(20,280)
3,002	CME 3 Month Eurodollar Future	December 2022	746,747,500	453,788
62	CME Euro Foreign Exchange Currency Future	June 2021	9,100,050	39,131
270	CME Japanese Yen Currency Future	June 2021	30,494,813	436,356
84	Eurex 10 Year Euro BUND Future	June 2021	16,909,664	(23,179)
1,564	Eurex 2 Year Euro SCHATZ Future	June 2021	206,058,911	(42,601)
146	Eurex 5 Year Euro BOBL Future	June 2021	23,178,907	(40,628)
32	LME Copper Future +	June 2021	7,030,200	10,194
52	LME Primary Aluminum Future +	June 2021	2,871,375	(98,800)
115	LME Nickel Future +	June 2021	11,082,090	973,974
77	LME Zinc Future +	June 2021	5,422,244	(197,241)
123	Long Gilt Future	June 2021	21,652,426	84,448
130	NYBOT CSC Cocoa Future +	May 2021	3,052,400	55,250
174	NYBOT CSC Number 11 World Sugar Future +	May 2021	2,878,378	24,864
38	NYBOT CTN Frozen Concentrated Orange Juice A +	May 2021	630,420	14,610
115	NYMEX Henry Hub Natural Gas Futures +	May 2021	2,999,200	6,220
58	TSE Japanese 10 Year Bond Futures	June 2021	79,341,912	(215,422)
	Net Unrealized Appreciation from Open Short Futures Contracts			$1,741,578

	Total Net Unrealized Appreciation from Open Futures Contracts			$2,032,935

+	This investment is a holding of GPMAS Fund Limited.

^	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

See accompanying notes to consolidated financial statements.

Grant Park Multi Alternative Strategies Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2021

Assets
Investment securities:
Securities at cost	$365,569,562
Securities at fair value	$369,461,755
Deposit at Broker for futures contracts	17,906,546
Net unrealized appreciation from open futures contracts	2,032,935
Dividends and interest receivable	742,207
Receivable for Fund shares sold	1,780,849
Prepaid expenses and other assets	121,096
Total Assets	392,045,388

Liabilities
Investment advisory fees payable	387,347
Payable for Fund shares redeemed	57,145
Payable to related parties	74,954
Distribution (12b-1) fees payable	17,453
Accrued expenses and other liabilities	14,542
Total Liabilities	551,441
NET ASSETS	$391,493,947

Net Assets Consist of:
Paid in capital ($0 par value, unlimited shares authorized)	$378,482,936
Accumulated earnings	13,011,011
NET ASSETS	$391,493,947

See accompanying notes to consolidated financial statements.

Grant Park Multi Alternative Strategies Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)(Continued)
March 31, 2021

Net Asset Value Per Share:
Class A Shares
Net Assets	$13,892,182
Shares of beneficial interest outstanding	1,209,893
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$11.48
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%) (b)	$12.18

Class C Shares
Net Assets	$12,093,004
Shares of beneficial interest outstanding	1,092,167
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$11.07

Class I Shares
Net Assets	$343,853,138
Shares of beneficial interest outstanding	29,605,162
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$11.61

Class N Shares
Net Assets	$21,655,623
Shares of beneficial interest outstanding	1,883,345
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$11.50

(a)	Redemptions made within 60 days of purchase may be assessed a redemption fee of 1.00%.

(b)	On investments of $25,000 or more, the offering price is reduced.

See accompanying notes to consolidated financial statements.

Grant Park Multi Alternative Strategies Fund
CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
For The Six Months Ended March 31, 2021

Investment Income
Dividends	$187,662
Interest	1,179,175
Total Investment Income	1,366,837

Expenses
Investment advisory fees	2,030,714
Distribution (12b-1) fees:
Class A	15,120
Class C	58,560
Class N	22,537
Administrative services fees	158,159
Third party administrative servicing fees	92,285
Transfer agent fees	82,403
Registration fees	74,795
Accounting services fees	38,753
Printing and postage expenses	19,945
Compliance officer fees	19,666
Audit and tax fees	12,645
Custodian fees	11,966
Legal Fees	10,889
Trustees fees and expenses	8,976
Insurance expense	2,899
Other expenses	3,176
Net Expenses	2,663,488
Net Investment Loss	(1,296,651)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	201,752
Foreign currency transactions	137,211
Future commissions	(214,205)
Futures contracts	22,069,325
22,194,083
Net change in unrealized appreciation (depreciation) of:
Investments	498,612
Foreign currency translations	(9,647)
Futures contracts	2,620,258
3,109,223
Net Realized and Unrealized Gain	25,303,306
Net Increase in Net Assets Resulting From Operations	$24,006,655

See accompanying notes to consolidated financial statements.

Grant Park Multi Alternative Strategies Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	March 31, 2021	September 30, 2020
	(Unaudited)
From Operations
Net investment loss	$(1,296,651)	$(415,364)
Net realized gain from investment transactions and futures contracts	22,194,083	10,429,159
Net change in unrealized appreciation (depreciation) of investments and futures contracts	3,109,223	(1,945,894)
Net increase in net assets resulting from operations	24,006,655	8,067,901

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid
Class A	(190,694)	(1,118,780)
Class C	(145,428)	(1,433,800)
Class I	(5,181,020)	(20,211,662)
Class N	(272,426)	(1,358,137)
Total distributions to shareholders	(5,789,568)	(24,122,379)

Capital Transactions
Class A:
Proceeds from shares sold	2,251,863	3,773,099
Net asset value of shares issued in reinvestment of distributions	176,885	1,012,057
Redemption fee proceeds	884	1,357
Payments for shares redeemed	(676,952)	(1,879,753)
Net increase from capital transactions	1,752,680	2,906,760

Class C:
Proceeds from shares sold	1,021,486	953,860
Net asset value of shares issued in reinvestment of distributions	137,082	1,350,710
Redemption fee proceeds	864	1,756
Payments for shares redeemed	(835,483)	(3,118,930)
Net increase (decrease) from capital transactions	323,949	(812,604)

Class I:
Proceeds from shares sold	103,755,975	182,505,473
Net asset value of shares issued in reinvestment of distributions	4,535,295	18,815,617
Redemption fee proceeds	21,356	29,160
Payments for shares redeemed	(58,258,651)	(77,313,006)
Net increase from capital transactions	50,053,975	124,037,244

See accompanying notes to consolidated financial statements.

Grant Park Multi Alternative Strategies Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Six Months Ended	Year Ended
	March 31, 2021	September 30, 2020
	(Unaudited)
Capital Transactions (Continued)
Class N:
Proceeds from shares sold	$6,968,975	$9,682,700
Net asset value of shares issued in reinvestment of distributions:	265,489	1,315,522
Redemption fee proceeds	1,289	1,895
Payments for shares redeemed	(2,618,634)	(4,739,697)
Net increase from capital transactions	4,617,119	6,260,420

Total Increase in Net Assets From Capital Transactions	56,747,723	132,391,820

Net Assets
Beginning of Period	316,529,137	200,191,795
End of Period	$391,493,947	$316,529,137

SHARE ACTIVITY
Class A:
Shares Sold	198,218	341,637
Shares Reinvested	15,964	96,940
Shares Redeemed	(60,670)	(173,712)
Net increase in shares of beneficial interest outstanding	153,512	264,865

Class C:
Shares Sold	94,539	89,971
Shares Reinvested	12,799	133,337
Shares Redeemed	(76,430)	(296,439)
Net increase (decrease) in shares of beneficial interest outstanding	30,908	(73,131)

Class I:
Shares Sold	9,015,276	16,631,518
Shares Reinvested	404,937	1,785,163
Shares Redeemed	(5,106,503)	(7,074,512)
Net increase in shares of beneficial interest outstanding	4,313,710	11,342,169

Class N:
Shares Sold	607,370	885,729
Shares Reinvested	23,918	125,887
Shares Redeemed	(230,452)	(437,304)
Net increase in shares of beneficial interest outstanding	400,836	574,312

See accompanying notes to consolidated financial statements.

Grant Park Multi Alternative Strategies Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class A
			Year Ended		Year Ended	Year Ended	Year Ended		Year Ended
	Six Months Ended		September 30,		September 30,	September 30,	September 30,		September 30,
	March 31, 2021		2020		2019	2018	2017		2016
	(Unaudited)
Net asset value, beginning of period	$10.85		$11.84		$10.89	$10.67	$11.23		$10.78
Activity from investment operations:
Net investment income (loss) (1)	(0.05)		(0.03)		(0.01)	0.01	(0.02)		(0.05)
Net realized and unrealized gain (loss)	0.85		0.42		1.12	0.40	(0.36)		0.64
Total from investment operations	0.80		0.39		1.11	0.41	(0.38)		0.59
Less distributions from:
Net investment income	(0.04)		(1.19)		—	—	(0.18)		(0.06)
Net realized gains	(0.13)		(0.19)		(0.16)	(0.19)	—		(0.08)
Total distributions	(0.17)		(1.38)		(0.16)	(0.19)	(0.18)		(0.14)
Paid-in-capital from redemption fees (2)	0.00		0.00		0.00	0.00	0.00		0.00
Net asset value, end of period	$11.48		$10.85		$11.84	$10.89	$10.67		$11.23
Total return (3)	7.51	% (8)	3.72%		10.40%	3.80%	(3.36)%		5.56%
Net assets, at end of period (000s)	$13,892		$11,465		$9,371	$23,986	$33,575		$43,005
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets, including interest expense (4)	1.74	% (9)	1.78	% (7)	1.84%	1.78%	1.81	% (5)(7)	1.80	% (5)(7)
Ratio of net expenses to average net assets, including interest expense	1.74	% (9)	1.79	% (6)	1.83%	1.78%	1.83	% (6)	1.83	% (6)
Ratio of net investment income (loss) to average net assets	(0.94	)% (9)	(0.31)%		(0.12)%	0.08%	(0.22)%		(0.50)%
Portfolio Turnover Rate	18	% (8)	49%		41%	89%	51%		17%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Less than $0.005 per share.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any. Had the advisor not absorbed a portion of Fund expenses for the year ended September 30, 2019, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers or expense recapture by the advisor. Interest expense is not included in the waiver.

(5)	Ratios of gross expenses to average net assets, excluding interest expense are 1.80% and 1.79%, for the years ended September 30, 2017 and 2016, respectively.

(6)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursement fees from prior periods.

(7)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursement fees from prior periods.

(8)	Not annualized.

(9)	Annualized for periods less than one full year.

See accompanying notes to consolidated financial statements.

Grant Park Multi Alternative Strategies Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class C
			Year Ended		Year Ended	Year Ended	Year Ended		Year Ended
	Six Months Ended		September 30,		September 30,	September 30,	September 30,		September 30,
	March 31, 2021		2020		2019	2018	2017		2016
	(Unaudited)
Net asset value, beginning of period	$10.47		$11.47		$10.63	$10.50	$11.08		$10.68
Activity from investment operations:
Net investment loss (1)	(0.09)		(0.11)		(0.11)	(0.06)	(0.09)		(0.12)
Net realized and unrealized gain (loss)	0.82		0.41		1.11	0.38	(0.37)		0.62
Total from investment operations	0.73		0.30		1.00	0.32	(0.46)		0.50
Less distributions from:
Net investment income	—		(1.11)		—	—	(0.12)		(0.02)
Net realized gains	(0.13)		(0.19)		(0.16)	(0.19)	—		(0.08)
Total distributions	(0.13)		(1.30)		(0.16)	(0.19)	(0.12)		(0.10)
Paid-in-capital from redemption fees (2)	0.00		0.00		0.00	0.00	0.00		0.00
Net asset value, end of period	$11.07		$10.47		$11.47	$10.63	$10.50		$11.08
Total return (3)	7.05	% (8)	2.96%		9.61%	3.00%	(4.08)%		4.71%
Net assets, at end of period (000s)	$12,093		$11,109		$13,008	$14,126	$12,582		$9,897
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets, including interest expense (4)	2.49	% (9)	2.52	% (7)	2.59%	2.53%	2.56	% (5)(7)	2.54	% (5)(7)
Ratio of net expenses to average net assets, including interest expense	2.49	% (9)	2.53	% (6)	2.58%	2.53%	2.58	% (6)	2.58	% (6)
Ratio of net investment loss to average net assets	(1.68	)% (9)	(1.04)%		(1.03)%	(0.56)%	(0.85)%		(1.08)%
Portfolio Turnover Rate	18	% (8)	49%		41%	89%	51%		17%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Less than $0.005 per share.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any. Had the advisor not absorbed a portion of Fund expenses for the year ended September 30, 2019, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers or expense recapture by the advisor. Interest expense is not included in the waiver.

(5)	Ratios of gross expenses to average net assets, excluding interest expense are 2.56% and 2.53%, for the years ended September 30, 2017 and 2016, respectively.

(6)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursement fees from prior periods.

(7)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursement fees from prior periods.

(8)	Not annualized.

(9)	Annualized for periods less than one full year.

See accompanying notes to consolidated financial statements.

Grant Park Multi Alternative Strategies Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class I
			Year Ended		Year Ended	Year Ended	Year Ended		Year Ended
	Six Months Ended		September 30,		September 30,	September 30,	September 30,		September 30,
	March 31, 2021		2020		2019	2018	2017		2016
	(Unaudited)
Net asset value, beginning of period	$10.99		$11.97		$10.98	$10.73	$11.29		$10.84
Activity from investment operations:
Net investment income (loss) (1)	(0.04)		(0.01)		0.08	0.05	0.01		0.00	(2)
Net realized and unrealized gain (loss)	0.86		0.45		1.07	0.39	(0.37)		0.61
Total from investment operations	0.82		0.44		1.15	0.44	(0.36)		0.61
Less distributions from:
Net investment income	(0.07)		(1.23)		—	—	(0.20)		(0.08)
Net realized gains	(0.13)		(0.19)		(0.16)	(0.19)	—		(0.08)
Total distributions	(0.20)		(1.42)		(0.16)	(0.19)	(0.20)		(0.16)
Paid-in-capital from redemption fees (2)	0.00		0.00		0.00	0.00	0.00		0.00
Net asset value, end of period	$11.61		$10.99		$11.97	$10.98	$10.73		$11.29
Total return (3)	7.55	% (8)	4.12%		10.68%	4.06%	(3.14)%		5.70%
Net assets, at end of period (000s)	$343,853		$277,842		$167,041	$194,781	$195,509		$184,654
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets, including interest expense (4)	1.49	% (9)	1.52	% (7)	1.59%	1.53%	1.56	% (5)(7)	1.55	% (5)(7)
Ratio of net expenses to average net assets, including interest expense	1.49	% (9)	1.53	% (6)	1.58%	1.53%	1.58	% (6)	1.58	% (6)
Ratio of net investment income (loss) to average net assets	(0.70	)% (9)	(0.11)%		0.75%	0.41%	0.08%		0.01%
Portfolio Turnover Rate	18	% (8)	49%		41%	89%	51%		17%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Less than $0.005 per share.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any. Had the advisor not absorbed a portion of Fund expenses for the year ended September 30, 2019, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers or expense recapture by the advisor. Interest expense is not included in the waiver.

(5)	Ratios of gross expenses to average net assets, excluding interest expense are 1.56% and 1.54%, for the years ended September 30, 2017 and 2016, respectively.

(6)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursement fees from prior periods.

(7)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursement fees from prior periods.

(8)	Not annualized.

(9)	Annualized for periods less than one full year.

See accompanying notes to consolidated financial statements.

Grant Park Multi Alternative Strategies Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class N
			Year Ended		Year Ended	Year Ended	Year Ended		Year Ended
	Six Months Ended		September 30,		September 30,	September 30,	September 30,		September 30,
	March 31, 2021		2020		2019	2018	2017		2016
	(Unaudited)
Net asset value, beginning of period	$10.87		$11.86		$10.90	$10.69	$11.25		$10.81
Activity from investment operations:
Net investment income (loss) (1)	(0.05)		(0.04)		0.23	0.01	(0.03)		(0.02)
Net realized and unrealized gain (loss)	0.85		0.44		0.89	0.39	(0.35)		0.61
Total from investment operations	0.80		0.40		1.12	0.40	(0.38)		0.59
Less distributions from:
Net investment income	(0.04)		(1.20)		—	—	(0.18)		(0.07)
Net realized gains	(0.13)		(0.19)		(0.16)	(0.19)	—		(0.08)
Total distributions	(0.17)		(1.39)		(0.16)	(0.19)	(0.18)		(0.15)
Paid-in-capital from redemption fees (2)	0.00		0.00		0.00	0.00	0.00		0.00
Net asset value, end of period	$11.50		$10.87		$11.86	$10.90	$10.69		$11.25
Total return (3)	7.50	% (8)	3.79%		10.38%	3.80%	(3.35)%		5.48%
Net assets, at end of period (000s)	$21,656		$16,112		$10,771	$18,718	$36,619		$44,914
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets, including interest expense (4)	1.74	% (9)	1.77	% (7)	1.84%	1.78%	1.81	% (5)(7)	1.80	% (5)(7)
Ratio of net expenses to average net assets, including interest expense	1.74	% (9)	1.78	% (6)	1.83%	1.78%	1.83	% (6)	1.84	% (6)
Ratio of net investment income (loss) to average net assets	(0.95	)% (9)	(0.33)%		2.11%	0.06%	(0.24)%		(0.20)%
Portfolio Turnover Rate	18	% (8)	49%		41%	89%	51%		17%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Less than $0.005 per share.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any. Had the advisor not absorbed a portion of Fund expenses for the year ended September 30, 2019, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers or expense recapture by the advisor. Interest expense is not included in the waiver.

(5)	Ratios of gross expenses to average net assets, excluding interest expense are 1.81% and 1.81%, for the years ended September 30, 2017 and 2016, respectively.

(6)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursement fees from prior periods.

(7)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursement fees from prior periods.

(8)	Not annualized.

(9)	Annualized for periods less than one full year.

See accompanying notes to consolidated financial statements.

Grant Park Multi Alternative Strategies Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

March 31, 2021

1.	ORGANIZATION

The Grant Park Multi Alternative Strategies Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to seek to provide positive absolute returns.

The Fund offers four classes of shares each: Class A, Class C, Class I, and Class N. Class C, I, and N shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013 -08. Fund level income and expenses and realized and unrealized capital gains and losses are allocated to each class of shares based on their relative assets within the Fund. Class specific expenses are allocated to that share class.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (“Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end and closed-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor/sub-advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of the security issuer on an as needed basis to assist in determining a security specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review the minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor/sub-advisor. The applicable investments are valued collectively via inputs from each of these

Grant Park Multi Alternative Strategies Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2021

groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the portfolio’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor/sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor/sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the portfolio’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods. The three levels of the hierarchy are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2021 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$18,945,884	$—	$—	$18,945,884
Bonds & Notes	—	258,323,084	—	258,323,084
Short-Term Investment	92,192,787	—	—	92,192,787
Long Futures Contracts	291,357	—	—	291,357
Short Futures Contracts	1,741,578	—	—	1,741,578
Total	$113,171,606	$258,323,084	$—	$371,494,690

The Fund did not hold any Level 3 securities during the period.

*	Refer to the Consolidated Portfolios of Investments for security classifications.

Grant Park Multi Alternative Strategies Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2021

Offsetting of Financial Assets and Derivative Assets

The Fund’s policy is to recognize a net asset or liability equal to the unrealized appreciation (depreciation) for futures contracts. The following table presents financial instruments that are subject to enforceable netting arrangements or other similar agreements as of March 31, 2021:

Assets:
		Gross Amounts of Liabilities	Net Amounts of Assets Presented in
	Gross Amounts of	Offset in the Consolidated	the Consolidated Statement of
Description	Recognized Assets	Statement of Assets & Liabilities	Assets & Liabilities (1)
Futures Contracts	$6,543,277	$(4,510,342)	$2,032,935

Total	$6,543,277	$(4,510,342)	$2,032,935

(1)	The amount is limited to the derivative balance and accordingly, does not include excess collateral pledged. Total collateral held for the futures contract as of March 31, 2021 was $17,906,546.

Impact of Derivatives on the Consolidated Statement of Assets and Liabilities

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Assets and Liabilities for the six months ended March 31, 2021:

Derivative Investment Type	Asset/Liability Derivatives
Equity/Currency/Commodity/Interest Rate Contracts	Net unrealized appreciation from open futures contracts

The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure for the six months ended March 31, 2021:

Derivative Investment	Equity	Currency	Commodity	Interest Rate	Total for the six months ended
Type	Contracts	Contracts	Contracts	Contracts	March 31, 2021
Futures	$2,378,284	$646,884	$(943,276)	$(48,957)	$2,032,935

Impact of Derivatives on the Consolidated Statement of Operations

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Operations for the six months ended March 31, 2021:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Currency/Commodity/Interest Rate Contracts	Net realized gain (loss) from futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts

The following is a summary of the Fund’s net realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized in the Consolidated Statements of Operations categorized by primary risk exposure for the six months ended March 31, 2021:

Net realized gain (loss) on derivatives recognized in the Consolidated Statement of Operations

	Equity	Currency	Commodity	Interest Rate	Total for the six months
Derivative Investment Type	Contracts	Contracts	Contracts	Contracts	ended March 31, 2021
Futures	$12,176,823	$885,528	$13,698,644	$(4,691,670)	$22,069,325

Grant Park Multi Alternative Strategies Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2021

Net change in net unrealized appreciation (depreciation) on derivatives recognized in the Consolidated Statement of Operations

	Equity	Currency	Commodity	Interest Rate	Total for the six month
Derivative Investment Type	Contracts	Contracts	Contracts	Contracts	ended March 31, 2021
Futures	$2,480,740	$1,001,998	$(398,043)	$(464,437)	$2,620,258

Consolidation of Subsidiary – The consolidated financial statements of the Grant Park Multi Alternative Strategies Fund include GPMAS Fund Limited (“GPMAS”), a wholly-owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest up to 25% of its total assets in a controlled foreign corporation, which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies. GPMAS commenced operations on December 31, 2013.

A summary of the Grant Park Multi Alternative Strategies Fund’s investments in GPMAS is as follows:

GPMAS Fund Limited (GPMAS)
March 31, 2021
Fair Value of GPMAS	$27,968,321
Other Assets	$—
Total Net Assets	$27,968,321

Percentage of the Fund’s Total Net Assets	7.1%

For tax purposes, GPMAS is an exempted Cayman investment company. GPMAS received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, GPMAS is a controlled foreign corporation which generates and is allocated no income which is considered effectively connected with U.S. trade of business and as such is not subject to U.S. income tax. However, as a wholly- owned controlled foreign corporation, GPMAS’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Grant Park Multi Alternative Strategies Fund’s investment company taxable income.

Management Risk – The Adviser’s judgements regarding the attractiveness of investing in certain securities and derivatives may prove incorrect and may result in significant losses to the Fund.

Market and Geopolitical Risk – The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Counterparty Risk – Counterparty risk is the risk that the counterparty to a financial instrument will cause a financial loss for the Fund by failing to discharge an obligation. A concentration of counterparty risk exists in that the part of a Fund’s cash is held at the broker. The

Grant Park Multi Alternative Strategies Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2021

Fund could be unable to recover assets held at the prime broker, including assets directly traceable to the Fund, in the event of the broker’s bankruptcy. The Fund does not anticipate any material losses as a result of this concentration.

Exchange Traded Funds - The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Futures Contracts – The Fund is subject to equity price risk, interest rate risk, commodity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may purchase or sell futures contracts to hedge against market risk and to reduce return volatility. Initial margin deposits required upon entering into futures contracts as presented in deposit at broker for futures contracts in the Consolidated Statements of Assets and Liabilities are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Fund because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The derivative instruments outstanding as of March 31, 2021 as disclosed in the Consolidated Portfolio of Investments and the amounts of net realized gain and losses and changes in unrealized appreciation and depreciation on derivative instruments during the period as disclosed in the Consolidated Statements of Operations serve as indicators of the volume of derivative activity for the Fund.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The difference between the cost and fair value of open investments is reflected as unrealized appreciation (depreciation) on investments and any change in that amount from the prior period is reflected in the accompanying Consolidated Statement of Operations.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually for the Fund. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken by the Fund on returns filed for open tax years 2018 to 2020 or expected to be taken in the Fund’s September 30, 2021 year-end tax return. The Fund identifies its major tax jurisdictions as U.S. Federal, Ohio (Nebraska in prior years) and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statements of Operations. During the period, the Fund did not incur any interest or penalties. Generally, tax authorities can examine tax returns filed for the last three years.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Grant Park Multi Alternative Strategies Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2021

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended March 31, 2021, the cost of purchases and proceeds from the sale and/or maturity of securities, other than short-term securities and U.S. Government securities, amounted to $91,338,365 and $45,548,799 respectively.

4.	AGGREGATE TAX UNREALIZED APPRECIATION AND DEPRECIATION

At March 31, 2021 the aggregate cost for federal tax purposes, which differs from fair value by net unrealized appreciation (depreciation) of securities, are as follows:

			Net Unrealized
	Gross Unrealized	Gross Unrealized	Appreciation/
Tax Cost	Appreciation	Depreciation	(Depreciation)
$365,757,676	$11,578,904	$(5,841,890)	$5,737,014

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Dearborn Capital Management, LLC, serves as the Fund’s investment advisor (the “Advisor”). EMC Capital Advisors, LLC serves as the sub-advisor for the Fund and is paid by the Advisor, not the Fund.

Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.18%, of the applicable Fund’s average daily net assets.

Pursuant to an operating expenses limitation agreement with the Trust, on behalf of the Fund, effective January 28, 2016 the Advisor has agreed, at least until January 31, 2022, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers, other than the Advisor)) do not exceed 1.83%, 2.58%, 1.58%, and 1.83% per annum of the Fund’s average daily net assets for Class A, Class C, Class I, and Class N shares, respectively (the “Expense Limitation”). For the six months ended March 31, 2021, the Advisor earned $2,030,714 in management fees for the Fund.

With respect to the Fund, if the Advisor waives any applicable fees or reimburses any expense pursuant to the operating expenses limitation agreement, and the Fund’s operating expenses are subsequently less than the Expense Limitation, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the end of the fiscal year during which the fees were waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits at the time of waiver or reimbursement or the then-current expense limits at the time of recoupment. For the six months ended March 31, 2021, the Advisor did not recapture any previously waived expenses.

The Trust, with respect to the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans for Class A, Class C and Class N shares of the Fund (the “Plan”). The Plan provides that a monthly service fee is calculated at an annual rate of 0.25%, 1.00% and 0.25% of the average daily net assets attributable to the Class A, Class C and Class N shares, of the Fund, respectively. Pursuant to the Plan, the Fund may compensate the securities dealers or other financial intermediaries, financial institutions, investment advisors, and others for activities primarily intended to result in the sale of the Fund’s shares and for maintenance and personal service provided to existing shareholders. The Plan further provides for periodic payments to brokers, dealers and other financial intermediaries, including insurance companies, for providing shareholder services and for promotional and other sales-related costs. During the six months ended March 31, 2021, the Fund incurred $96,217 in fees, pursuant to the Plan.

Grant Park Multi Alternative Strategies Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2021

Northern Lights Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A, Class C, Class I and Class N shares. On sales of Class A shares for the six months ended March 31, 2021, the Distributor received $19,612 from front-end sales charges of which $2,830 was retained by the principal underwriter or other affiliated broker-dealer. In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”)

GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”)

Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

6.	REDEMPTION FEE PROCEEDS

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells its shares after holding them for less than 60 days. The redemption fee is paid directly to the Fund. For the six months ended March 31, 2021 the redemption fees assessed for the Fund was $24,393.

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a portfolio creates presumption of the control of the portfolio, under section 2(a)(9) of the 1940 Act. As of March 31, 2021, Charles Schwab & Co. held 33.60% of the voting securities of the Fund and may be deemed to control the Fund.

8.	TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended September 30, 2020 and September 30, 2019 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	September 30, 2020	September 30, 2019
Ordinary Income	$20,812,614	$—
Long-Term Capital Gain	3,309,765	2,996,067
Return of Capital	—	—
	$24,122,379	$2,996,067

As of September 30, 2020, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$3,925,999	$—	$—	$(11,758,461)	$2,626,386	$(5,206,076)

The difference between book basis and tax basis accumulated net investment loss, accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, the mark-to-market on futures contracts, and adjustments for the Grant Park Multi Alternative Fund’s wholly owned subsidiary. Other book/tax differences include unrealized losses from in kind liquidation proceeds received from a substantially held affiliate.

Grant Park Multi Alternative Strategies Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2021

Permanent book and tax differences, primarily attributable to the adjustments for in kind liquidation proceeds received from a substantially held affiliate resulted in reclassifications for the following Funds for the year ended September 30, 2020 as follows:

Paid
In	Accumulated
Capital	Earnings (Losses)
$1,227,584	$(1,227,584)

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Grant Park Multi Alternative Strategies Fund

EXPENSE EXAMPLES (Unaudited)

March 31, 2021

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares and deferred sales charges on certain sales of class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The “Actual Expenses” columns in the tables below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $ 8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” columns in the tables below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)
						Consolidated
				Expenses	Ending	Expenses
	Fund’s	Beginning	Ending	Paid During	Account	Paid During
	Annualized	Account Value	Account Value	Period *	Value	Period *
	Expense Ratio	10/1/20	3/31/21	101/20 – 3/31/21	3/31/21	10/1/20 – 3/31/21
Grant Park Multi Alternative Strategies Fund:
Class A	1.74%	$1,000.00	$1,075.10	$9.00	$1,016.26	$8.75
Class C	2.49%	$1,000.00	$1,070.50	$12.85	$1,012.52	$12.49
Class I	1.49%	$1,000.00	$1,075.50	$7.71	$1,017.50	$7.49
Class N	1.74%	$1,000.00	$1,075.00	$9.00	$1,016.26	$8.75

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

Grant Park Multi Alternative Strategies Fund

SUPPLEMENTAL INFORMATION (Unaudited)

March 31, 2021

Grant Park Multi-Alternative Strategies Fund (Adviser – Dearborn Capital Management LLC) * Sub-Adviser – EMC Capital Advisors, LLC

In connection with the regular meeting held on November 17-18, 2020 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the re-approval of an investment advisory agreement (the “Advisory Agreement”) between Dearborn Capital Management LLC (“Dearborn” or the “Adviser”) and the Trust, with respect to the Grant Park Multi-Alternative Strategies Fund ( the “Fund”). In considering the re-approval of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services.

The Trustees noted that the Adviser managed approximately $340 million in assets and focused on offering a variety of alternative investment strategies through private and public funds. The Trustees reviewed the background information on the key investment personnel who were responsible for servicing the Funds, taking into account their education and noting the investment team’s long history and diverse financial industry experience. They noted that the Adviser applied multiple processes and oversight to ensure the sub-adviser was operating within the Fund’s stated investment strategy and objective. They further noted that the Adviser ensured compliance with investment limitations by setting exposure limits for the sub-strategy of the Fund. The Trustees observed that the Adviser had sufficient resources to service the Fund and concluded that the Adviser was expected to continue to provide high quality service to the Fund and its shareholders.

Performance.

The Trustees considered the Fund’s performance, noting that the Fund outperformed its benchmark, Morningstar category median and peer group median for the one, three, and five-year periods and since inception period, garnering a 5-star rating from Morningstar. They acknowledged the Adviser’ assertion that outperformance was attributable to the Fund’s core investment strategies and active risk management. They noted that the Fund achieved top quartile Standard Deviation, Sharpe Ratio and Sortino ratios over the one-year period, which demonstrated solid risk adjusted returns. They concluded that the Fund was accomplishing its objective and delivered solid performance results.

Fees and Expenses.

The Trustees noted that the Fund’s advisory fee of 1.18% was higher than the peer group median of 1.07% and the Morningstar category median of 1.13%. They further noted that the Fund’s net expense ratio of 1.54% was higher than the peer median of 1.34% and higher than the Morningstar category median of 1.26%. They noted that the Adviser paid a portion of its advisory fee to the sub-adviser for services rendered to the Fund. The Trustees concluded that the advisory fee was not unreasonable given the expertise required to research, create, execute and maintain the trading programs used to implement the Fund’s investment strategies and supervise the sub-adviser.

Profitability.

The Trustees reviewed the profitability analysis provided by the Adviser, noting that the Adviser realized a profit in terms of actual dollars and percentage of revenue in connection with its relationship with the Fund. The Trustees acknowledged the effort required to maintain and manage the Fund’s relatively complex investment program and determined the Adviser’s profit was not excessive.

Economies of Scale.

The Trustees considered whether the Adviser had achieved economies of scale with respect to the Fund. They noted the Adviser’s position that it had competitively priced its advisory fee at the Fund’s inception in order to benefit shareholders.

Grant Park Multi Alternative Strategies Fund

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

March 31, 2021

They noted that the Adviser had indicated a willingness to evaluate the appropriateness of breakpoints if the Fund reached a certain level of assets. The Trustees concluded that the absence of breakpoints at this time was acceptable.

Conclusion.

Having requested and received such information from the Adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Trustees concluded that the advisory fee was not unreasonable and that renewal of the agreement was in the best interests of the shareholders of the Fund.

EMC Capital Advisors, LLC - Sub-Adviser to Multi-Alternative Strategies Fund *

In connection with the regular meeting held on November 17-18, 2020 of the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of a sub-advisory agreement (the “Sub-Advisory Agreement”) between Dearborn and EMC Capital Advisors, LLC (the “Sub-Adviser”), with respect to Multi-Alternative Strategies Fund (the “Fund”). In considering the approval of the Sub-Advisory Agreement, the Board received materials specifically relating to the Sub-Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Sub -Advisory Agreement review process. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Sub-Advisory Agreement.

Nature, Extent and Quality of Services.

The Trustees noted that the Sub-Adviser was founded in 1988 and was registered as a commodity pool operator and commodity trading adviser. They acknowledged that the Sub-Adviser had approximately $329 million in assets under management. The Trustees reviewed the background information on the key investment personnel who were responsible for servicing the Funds, taking into account their education and noting the investment team’s long history and diverse financial industry experience. The Trustees acknowledged that the Sub-Adviser’s investment decisions were developed using a quantitative research process and executed via a proprietary front-end trading platform. They noted that the Sub-Adviser used trailing stop-loss orders to mitigate the impact of sustained market declines. They further noted that the Sub-Adviser reported no material compliance or litigation issues since the sub -advisory agreement was last renewed. The Trustees concluded that the Sub-Adviser was expected to continue providing quality service to the Fund and its shareholders.

Performance.

The Trustees considered the Fund’s performance, noting that the Fund outperformed its benchmark, Morningstar category median and peer group median for the one, three, and five-year periods and since inception period. The Trustees acknowledged that the Sub-Adviser was the Fund’s sole Sub-Adviser, responsible for managing the four sub-strategies within the Fund. The Trustees noted that the Fund’s strategy was designed to avoid material market drawdowns and therefore its stronger performance in more recent time periods reflected that the Sub-Adviser was managing the Fund in accordance with its intended design. After further discussion, the Trustees agreed that the Fund’s performance was satisfactory.

Fees and Expenses.

The Trustees reviewed the fee split between the Fund’s adviser and Sub-Adviser and allocation of responsibilities between the adviser and Sub-Adviser, noting that the Sub-Adviser received a fee equal to 0.40% of the Fund’s average net assets. They compared the Fund’s sub-advisory fee to the Sub -Adviser’s fee for similar accounts, noting that the sub-advisory fee was lower than the average fee charged by the Sub-Adviser to other clients. The Trustees concluded that the sub-advisory fee was not unreasonable.

Grant Park Multi Alternative Strategies Fund

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

March 31, 2021

Profitability.

The Trustees reviewed the profitability analysis provided by the Sub-Adviser, noting that the adviser realized a modest profit in terms of actual dollars and percentage of revenue in connection with its relationship with the Fund and that such profit was not excessive in light of the fees charged to the Fund and the complexity involved in managing the Fund.

Economies of Scale.

The Trustees considered whether there were economies of scale with respect to the management of the Fund but agreed that economies of scale was primarily a Fund level issue and was considered with respect to the Fund’s advisory fee and net expenses.

Conclusion.

Having requested and received such information from the Sub-Adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of independent counsel, the Trustees concluded that the sub -advisory fee was not unreasonable and that renewal of the agreement was in the best interests of the shareholders of the Fund.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with its affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-855 -501-4758 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISOR

Dearborn Capital Management, LLC

555 W. Jackson Boulevard, Suite 600

Chicago, IL 60661

ADMINISTRATOR

Gemini Fund Services, LLC

4221 North 203rd Street, Suite 100

Elkhorn, Nebraska 68022-3474

GRANTPARK-SA21

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 6/8/21

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 6/8/21

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 6/8/21